Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	May 31, 2021	May 31, 2020
OPERATING ACTIVITIES
Loss for the period	$ (8,835)	$ (5,898)
Add items not affecting cash / adjustments:
Depreciation	98	146
Interest expense	3,629	4,091
Unrealized foreign exchange (loss)	(107)	419
Loss (Gain) on fair value of derivatives and other instruments	607	(3,112)
Loss on the partial settlement of the Sprott Facility	300
Stock compensation expense	2,774	1,144
Share of joint venture expenditures	343
Directors' fees paid in deferred share units	120	97
Net change in non-cash working capital	(2,753)	(256)
Net cash flows from (used in) operating activities	(3,824)	(3,369)
FINANCING ACTIVITIES
Share issuance - warrant exercise		48
Proceeds from issuance of equity	25,325	4,000
Equity issuance costs	(1,437)	(284)
Cash received from option exercises	1,382
Sprott Facility principal repayments	(8,670)
Sprott Facility interest paid	(1,301)	(1,680)
Convertible note interest paid	(687)
Lease payments made	(78)	(62)
Share unit cash settlement	(191)
Cash received from Waterberg partners	1,321	945
Net cash flows from (used in) financing activities	15,664	2,967
INVESTING ACTIVITIES
Performance bonds	(36)	(52)
Investment in Lion	(350)
Expenditures incurred on Waterberg Project	(2,916)	(4,492)
Net cash flows from (used in) investing activities	(3,302)	(4,544)
Net increase (decrease) in cash	8,538	(4,946)
Effect of foreign exchange on cash	(857)	726
Cash, beginning of period	1,308	5,550
Cash end of period	$ 8,989	$ 1,330